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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                      Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2008 through September 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                        Pioneer International
                        Equity Fund
--------------------------------------------------------------------------------
                        Semiannual Report | September 30, 2008
--------------------------------------------------------------------------------

                        Ticker Symbols:
                        Class A   PIWEX
                        Class B   PBWEX
                        Class C   PCWEX
                        Class Y   PIEYX

                        [LOGO]PIONEER
                              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                14
Schedule of Investments                        16
Financial Statements                           23
Notes to Financial Statements                  31
Approval of Investment Advisory Agreement      42
Trustees, Officers and Service Providers       46


            Pioneer International Equity Fund | Semiannual Report | 9/30/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920's. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer International Equity Fund | Semiannual Report | 9/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer International Equity Fund | Semiannual Report | 9/30/08    3

Portfolio Management Discussion | 9/30/08

International equity markets declined sharply during the six months ending September 30, 2008, as investors reacted to a severe credit crisis that threatened to freeze bank lending and undermine economic growth. In the following discussion, managers of Pioneer International Equity Fund review the factors that affected the Fund's performance during the six months and outline their strategies going forward. Christopher Smart, Director of Pioneer's International Investment Department in Boston and manager of the Fund until August 25, 2008, reviews the period generally. Harald Staudinger and Michael Rachor, members of Pioneer's international investment team in Dublin, Ireland, discuss the Fund's strategies and positioning since assuming portfolio management responsibilities on August 25, 2008.

Q  How did the Fund perform during the six months ending September 30, 2008?

A Pioneer International Equity Fund performed in line with international and competitive benchmarks during a very challenging period for equities in foreign markets. The Fund's Class A Shares returned -22.57% at net asset value for the six months, while the benchmark MSCI EAFE Index returned -22.03%. The average return of the 241 mutual funds in Lipper's International Large Cap Core category was -22.26% for the period.

Q Christopher Smart, what factors affected the Fund's performance from the start of the fiscal period on April 1, 2008 through August 25, 2008, when you transferred management to the Dublin team?

A The spreading credit market crisis, which initially affected the financials sector most directly, pulled down stock prices in markets throughout the world. The worst effects were felt in emerging markets, where equity valuations fell sharply in the aftermath of a global flight to quality. Against this backdrop, the Fund performed consistently with international equity trends. The Fund's stock selections tended to help results for the period, particularly in the choices of financial company stocks, as the Fund avoided many of the companies that were the hardest hit by the credit crunch. However, stock selections in Japan tended to hold back results for the period, as did positions in emerging markets such as Russia, Mexico and Brazil. While the Fund's holdings in those countries tended to be higher quality, with relatively low levels of debt, many other investors in those markets were hurt by the amount of debt on their balance sheets. The secondary effects led to declines in our emerging markets investments.


4    Pioneer International Equity Fund | Semiannual Report | 9/30/08

   In Europe, the Fund avoided some of the largest disasters in the financials sector, including Fortis in Belgium and HBOS in the United Kingdom. Instead, the portfolio had positions in BNP Paribas of France and Credit Suisse of Switzerland, the stocks of which recorded only modest declines during the period. Both banks appear to have successfully avoided the most troublesome credit-related problems plaguing the industry. Detracting from results for the period, however, were investments in European automotive companies, notably Porsche and Volkswagen, which underperformed because of fears of weakening demand. Also holding back results were investments in Komatsu and Kawasaki Heavy Industries, two Japanese industrials companies that underperformed.

Q Harald Staudinger and Michael Rachor, how have you managed the Fund since assuming management responsibilities on August 25?

A We became the Fund's managers during an unusual period that we believed created some longer-term opportunities among stocks that had fallen out of favor in the market's reaction to the credit crisis. The better performers in recent months were companies with high growth rates and high returns on equity, but we thought many of those corporations could not sustain their recent performance records over the longer run. We looked for opportunities in other companies that may have been disappointments in the past and for which there are very low expectations. We think many of these corporations are more likely to show improved earnings and stock performance going forward, especially when the economy improves. Our investment discipline is based on the mathematical idea of reversion toward the mean, in which different trends tend to even out over longer periods of time. We use quantitative tools and fundamental analytical research to find recently underperforming companies that we believe have the potential to improve their results over periods of three to five years. We tend to avoid recent strong performers, as we do not intend to pay a premium price for a company's recent growth rate. We think in most cases above-average growth rates and stock performance cannot be sustained by these companies going forward.

   In building a portfolio based on stock selection, rather than sector or country weightings, our decisions resulted in an emphasis on companies in more cyclical sectors, such as the industrials, consumer discretionary and information technology groups, which have not performed well in the most recent market environment. Conversely, the Fund has de-emphasized stocks in those sectors that have performed better, such as consumer staples, telecommunication services and utilities. In this process, we found more value in Asia, including Japan, and in some emerging market nations like South Korea, particularly among cyclical, industrial companies. The Fund had a lower exposure to companies in Europe and the United Kingdom.


            Pioneer International Equity Fund | Semiannual Report | 9/30/08    5

   Our style is to build a diversified portfolio of between 120 and 140 stocks, avoiding very large exposure to individual companies. As a result of our selections, the Fund had an emphasis on industrials. A representative holding is MAN, the German manufacturer of diesel engines and other heavy machinery. In the consumer discretionary group, investments included Honda, the automobile company, and Canon, the camera and printer company, both from Japan, as well as Eutelsat, a European satellite broadcasting corporation. Among the Fund's information technology holdings were France's ST Microelectronics and Japan's Fujitsu, two semiconductor and telecommunications equipment corporations.

   We expect performance to come from stock selection. While the use of derivatives is not a major part of the Fund's strategy, we do make use of some derivatives to control currency and regional risks. For example, if we find the Fund has a very high or low exposure to a currency because of its stock selections, we may use derivatives to help control that risk. Similarly, the Fund may invest in index futures to reduce risks from being under- or over-exposed to a country or region.

Q  What is your investment outlook?

A We believe that the coordinated efforts of the governments and central banks of major industrial nations will ultimately lead to a stabilization of financial markets. We think the constraints in credit markets will extend the global economic downturn in the short run.

   In our view, current stock prices of many international companies reflect an extremely pessimistic near-term economic outlook. We believe that this is especially true for companies in more cyclical businesses. The Fund seeks to invest with an emphasis on companies with low stock valuations and, therefore, low market expectations. Many of these corporations have positioned themselves to weather a financial crisis. They tend to have relatively little debt and enough internal cash flow so as not to be reliant on the availability of credit. We believe that those companies with solid balance sheets and low expectations could turn out to be the better performers when economic conditions begin to stabilize and improve.

Please refer to the Schedule of Investments on pages 16-22 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.



6    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


            Pioneer International Equity Fund | Semiannual Report | 9/30/08    7

Portfolio Summary | 9/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                               98.1%
Depositary Receipts for International Stocks               1.0%
International Preferred Stocks                             0.9%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

Japan                                                   24.5%
Germany                                                 12.5%
France                                                  11.6%
United Kingdom                                          11.0%
Netherlands                                              7.0%
Spain                                                    6.4%
Switzerland                                              4.5%
Hong Kong                                                4.0%
Singapore                                                3.4%
Austria                                                  2.5%
Bermuda                                                  2.4%
Belgium                                                  1.9%
People's Republic of China                               1.7%
Italy                                                    1.6%
Sweden                                                   1.5%
Russia                                                   1.0%
Other (individually less than 1%)                        2.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.  HSBC Holdings Plc                          3.94%
 2.  Banco Santander Central Hispano SA         3.70
 3.  BNP Paribas SA                             3.56
 4.  Yue Yuen Industrial Holdings, Ltd.         2.45
 5.  Allianz AG                                 2.14
 6.  Aegon NV                                   1.98
 7.  Inbev NV                                   1.95
 8.  Novartis AG                                1.89
 9.  Sanofi-Aventis                             1.89
10.  E.On AG                                    1.81

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Prices and Distributions | 9/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

Class           9/30/08           3/31/08
 A               $ 17.82          $ 23.04
-----------------------------------------
 B               $ 15.91          $ 20.66
-----------------------------------------
 C               $ 15.68          $ 20.36
-----------------------------------------
 Y               $ 18.06          $ 23.29
-----------------------------------------

Distributions per Share: 4/1/08-9/30/08
--------------------------------------------------------------------------------

                   Net
                Investment      Short-Term        Long-Term
Class            Income       Capital Gains     Capital Gains
A              $ --                 $ --              $ --
-------------------------------------------------------------
B              $ --                 $ --              $ --
-------------------------------------------------------------
C              $ --                 $ --              $ --
-------------------------------------------------------------
Y              $ --                 $ --              $ --
-------------------------------------------------------------



            Pioneer International Equity Fund | Semiannual Report | 9/30/08    9

Performance Update | 9/30/08                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.



Average Annual Total Returns
(As of September 30, 2008)
---------------------------------------------------------------------
                                       Net Asset     Public Offering
Period                                 Value (NAV)   Price (POP)
---------------------------------------------------------------------
 10 Years                                4.22%           3.60%
 5 Years                                 8.98            7.69
 1 Year                                -32.65          -36.53
---------------------------------------------------------------------


Expense Ratio
(Per prospectus dated August 1, 2008)
--------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------
                                            1.74%           1.45%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer International
          Equity Fund                       MSCI EAFE Index
9/98      $ 9,425                              $10,000
          $12,102                              $13,132
9/00      $14,601                              $13,581
          $ 9,411                               $9,741
9/02      $ 7,817                               $8,254
          $ 9,266                              $10,445
9/04      $11,918                              $12,797
          $14,765                              $16,166
9/06      $17,307                              $19,342
          $21,152                              $24,251
9/08      $14,245                              $16,946



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.


10    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Performance Update | 9/30/08                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.


Average Annual Total Returns
(As of September 30, 2008)
-------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
-------------------------------------------------------------------
 10 Years                                3.29%          3.29%
 5 Years                                 8.04           8.04
 1 Year                                -33.21         -35.80
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated August 1, 2008)
-------------------------------------------------------------------
                                              Gross         Net
-------------------------------------------------------------------
                                              2.53%         2.35%
-------------------------------------------------------------------


[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer International
          Equity Fund                       MSCI EAFE Index
9/98      $10,000                              $10,000
          $12,719                              $13,132
9/00      $15,206                              $13,581
          $ 9,723                               $9,741
9/02      $ 8,002                               $8,254
          $ 9,391                              $10,445
9/04      $11,971                              $12,797
          $14,707                              $16,166
9/06      $17,089                              $19,342
          $20,701                              $24,251
9/08      $13,826                              $16,946



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    11

Performance Update | 9/30/08                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.


Average Annual Total Returns
(As of September 30, 2008)
-------------------------------------------------------------------
                                         If           If
Period                                   Held         Redeemed
-------------------------------------------------------------------
 10 Years                                3.18%         3.18%
 5 Years                                 8.01          8.01
 1 Year                                -33.21        -33.21
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated August 1, 2008)
-------------------------------------------------------------------
                                            Gross           Net
-------------------------------------------------------------------
                                              2.46%         2.35%
-------------------------------------------------------------------


[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer International
          Equity Fund                       MSCI EAFE Index
9/98      $10,000                              $10,000
          $12,726                              $13,132
9/00      $15,193                              $13,581
          $ 9,696                               $9,741
9/02      $ 7,940                               $8,254
          $ 9,307                              $10,445
9/04      $11,832                              $12,797
          $14,553                              $16,166
9/06      $16,900                              $19,342
          $20,481                              $24,251
9/08      $13,679                              $16,946


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.


12    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Performance Update | 9/30/08                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.


Average Annual Total Returns
(As of September 30, 2008)
-------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
-------------------------------------------------------------------
 10 Years                                     4.47%         4.47%
 5 Years                                     9.52           9.52
 1 Year                                     -32.27        -32.27
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated August 1, 2008)
-------------------------------------------------------------------
                                            Gross           Net
-------------------------------------------------------------------
                                              1.11%         1.11%
-------------------------------------------------------------------


[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer International
          Equity Fund                       MSCI EAFE Index
9/98      $10,000                             $10,000
          $12,838                             $13,132
9/00      $15,489                             $13,581
          $ 9,983                             $ 9,741
9/02      $ 8,292                             $ 8,254
          $ 9,830                             $10,445
9/04      $12,657                             $12,797
          $15,802                             $16,166
9/06      $18,619                             $19,342
          $22,867                             $24,251
9/08      $15,488                             $16,946


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on August 11, 2004 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher then those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charge and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from April 1, 2008 through September 30, 2008.


-----------------------------------------------------------------------------------------------
Share Class                           A                B                C                Y
-----------------------------------------------------------------------------------------------
 Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 4/1/08
-----------------------------------------------------------------------------------------------
 Ending Account Value             $   774.30       $   771.50       $   771.10       $   776.30
 (after Expenses) on 9/30/08
-----------------------------------------------------------------------------------------------
 Expenses Paid                    $     6.43       $    10.41       $    10.41       $     4.40
 During Period*
-----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.35%, 2.35% and 0.99% for Class A, Class B, Class C and Class Y respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period)


14    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2008 through September 30, 2008.


-----------------------------------------------------------------------------------------------
Share Class                            A                B                C                 Y
-----------------------------------------------------------------------------------------------
 Beginning Account                $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 4/1/08
-----------------------------------------------------------------------------------------------
 Ending Account Value             $ 1,017.75       $ 1,013.25       $ 1,013.25       $ 1,020.05
 (after Expenses) on 9/30/08
-----------------------------------------------------------------------------------------------
 Expenses Paid                    $     7.31       $    11.83       $    11.83       $     5.00
 During Period*
-----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, 2.35%, 2.35% and 0.99% for Class A, Class B, Class C and Class Y respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period)


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    15

Schedule of Investments | 9/30/08 (unaudited)


------------------------------------------------------------
Shares                                          Value
------------------------------------------------------------
            PREFERRED STOCK -- 0.9%
            AUTOMOBILES & COMPONENTS -- 0.9%
            Automobile Manufacturers -- 0.9%
 25,446     Volkswagen AG*                      $  3,173,058
------------------------------------------------------------
            TOTAL PREFERRED STOCK
            (Cost $3,877,956)                   $  3,173,058
------------------------------------------------------------
            COMMON STOCKS -- 94.1%
            ENERGY -- 7.4%
            Integrated Oil & Gas -- 6.1%
503,636     BP Amoco Plc                        $  4,192,551
101,897     Eni S.p.A.                             2,690,251
 50,818     Gazprom (A.D.R.)*                      1,572,817
 28,396     Lukoil Holding (A.D.R.)*               1,669,685
107,710     Repsol SA                              3,182,741
 92,487     Royal Dutch Shell Plc                  2,679,599
106,200     Statoil ASA*                           2,534,809
 45,493     Total SA                               2,745,318
                                                ------------
                                                $ 21,267,771
------------------------------------------------------------
            Oil & Gas Refining & Marketing -- 1.3%
378,000     Nippon Mitsubishi Oil Corp.         $  1,911,114
168,921     Polski Koncern Naftowy Orlen SA        2,435,195
                                                ------------
                                                $  4,346,309
                                                ------------
            Total Energy                        $ 25,614,080
------------------------------------------------------------
            MATERIALS -- 6.7%
            Diversified Chemical -- 2.4%
108,468     Akzo Nobel NV*                      $  5,216,077
 41,865     BASF AG                                2,006,913
192,000     Mitsubishi Gas Chemical Co.              925,916
                                                ------------
                                                $  8,148,906
------------------------------------------------------------
            Paper Packaging -- 1.1%
 50,000     Mayr-Melnhof Karton AG*             $  3,797,435
------------------------------------------------------------
            Paper Products -- 0.7%
    744     Nippon Unipac Holding               $  2,172,501
320,427     Paperlinx, Ltd.                          389,106
                                                ------------
                                                $  2,561,607
------------------------------------------------------------
            Specialty Chemicals -- 1.8%
112,300     DSM NV                              $  5,289,259
 77,500     Hitachi Chemical Co., Ltd.             1,029,412
                                                ------------
                                                $  6,318,671
------------------------------------------------------------
            Steel -- 0.7%
 84,496     Voestalpine AG                      $  2,643,681
                                                ------------
            Total Materials                     $ 23,470,300
------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
16    Pioneer International Equity Fund | Semiannual Report | 9/30/08

-------------------------------------------------------------------
 Shares                                                Value
-------------------------------------------------------------------
              CAPITAL GOODS -- 11.8%
              AeroS.p.A.ce & Defense -- 1.7%
  121,211     Finmeccanica S.p.A.                      $  2,607,567
1,011,742     Meggitt, Plc                                3,419,292
                                                       ------------
                                                       $  6,026,859
-------------------------------------------------------------------
              Building Products -- 0.4%
  254,000     Nippon Sheet Glass Co., Ltd.             $  1,310,695
-------------------------------------------------------------------
              Construction & Engineering -- 0.5%
  159,613     Yit Oyj*                                 $  1,684,183
-------------------------------------------------------------------
              Construction & Farm Machinery & Heavy Trucks -- 0.6%
  313,000     Hino Motors, Ltd.                        $  1,269,707
  111,782     Volvo Ab (B Shares)*                        1,015,312
                                                       ------------
                                                       $  2,285,019
-------------------------------------------------------------------
              Electrical Component & Equipment -- 1.6%
  237,000     Panasonic Electric Works Co., Ltd.       $  2,112,274
   29,299     Schneider Electric SA*                      2,542,062
  101,959     Sumitomo Electric, Inc.                     1,108,815
                                                       ------------
                                                       $  5,763,151
-------------------------------------------------------------------
              Industrial Conglomerates -- 1.4%
   93,225     Philips Electronics NV*                  $  2,553,239
   43,475     Rheinmetall AG*                             2,324,091
                                                       ------------
                                                       $  4,877,330
-------------------------------------------------------------------
              Industrial Machinery -- 3.0%
  329,000     Amada Co., Ltd.*                         $  1,813,187
   47,449     Andritz AG*                                 2,039,473
  136,076     Heidelberger Druckmaschinen AG              2,198,981
   28,991     Man AG*                                     1,947,900
1,053,000     Takuma Co., Ltd.                            2,653,016
                                                       ------------
                                                       $ 10,652,557
-------------------------------------------------------------------
              Trading Companies & Distributors -- 2.6%
  239,500     Itochu Corp.                             $  1,447,815
  356,000     Marubeni Corp.                              1,608,370
  107,000     Mitsui & Co., Ltd.                          1,322,226
   98,800     Sumitomo Corp.                                920,663
  493,518     Wolseley Plc                                3,758,440
                                                       ------------
                                                       $  9,057,514
                                                       ------------
              Total Capital Goods                      $ 41,657,308
-------------------------------------------------------------------
              COMMERCIAL SERVICES & SUPPLIES -- 0.6%
              Human Resource & Employment Services -- 0.6%
   84,071     Randstand Holdings*                      $  2,223,087
                                                       ------------
              Total Commercial Services & Supplies     $  2,223,087
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
           Pioneer International Equity Fund | Semiannual Report | 9/30/08    17

------------------------------------------------------------------
 Shares                                               Value
------------------------------------------------------------------
              TRANSPORTATION -- 5.1%
              Air Freight & Couriers -- 0.8%
  127,886     Deutsche Post AG                        $  2,698,245
------------------------------------------------------------------
              Airlines -- 2.1%
  132,687     Deutsche Lufthansa AG*                  $  2,629,602
  494,000     Singapore Airlines, Ltd.                   4,942,616
                                                      ------------
                                                      $  7,572,218
------------------------------------------------------------------
              Marine -- 2.2%
2,704,000     Neptune Orient Lines, Ltd.              $  3,455,110
  273,000     Nippon Yusen Kabushiki Kaisha              1,770,964
1,037,000     Orient Overseas International, Ltd.        2,665,056
                                                      ------------
                                                      $  7,891,130
                                                      ------------
              Total Transportation                    $ 18,161,593
------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 7.2%
              Auto Parts & Equipment -- 2.6%
  142,600     Aisin Seiki Co., Ltd.                   $  3,481,698
   71,700     Denso Corp.                                1,761,025
  143,500     Toyoda Gosei Co., Ltd.                     2,433,532
   63,900     Toyota Industries Corp.                    1,615,152
                                                      ------------
                                                      $  9,291,407
------------------------------------------------------------------
              Automobile Manufacturers -- 3.4%
  909,000     Fuji Heavy Industries, Ltd.             $  4,591,061
  179,200     Honda Motor Co., Ltd.                      5,322,563
   57,103     PSA Peugeot*                               2,169,102
                                                      ------------
                                                      $ 12,082,726
------------------------------------------------------------------
              Motorcycle Manufacturers -- 0.3%
   68,100     Yamaha Motor Co., Ltd.*                 $    928,481
------------------------------------------------------------------
              Tires & Rubber -- 0.8%
  161,900     Bridgestone Corp.*                      $  3,036,294
                                                      ------------
              Total Automobiles & Components          $ 25,338,908
------------------------------------------------------------------
              CONSUMER DURABLES & APPAREL -- 3.7%
              Consumer Electronics -- 1.0%
  167,000     Sharp Corp.*                            $  1,802,613
   58,500     Sony Corp.*                                1,809,242
                                                      ------------
                                                      $  3,611,855
------------------------------------------------------------------
              Footwear -- 2.3%
3,014,000     Yue Yuen Industrial Holdings, Ltd.      $  8,228,709
------------------------------------------------------------------
              Homebuilding -- 0.4%
2,187,956     Taylor Wimpey Plc                       $  1,397,993
                                                      ------------
              Total Consumer Durables & Apparel       $ 13,238,557
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
18    Pioneer International Equity Fund | Semiannual Report | 9/30/08

---------------------------------------------------------------------
Shares                                                   Value
---------------------------------------------------------------------
              MEDIA -- 3.0%
              Broadcasting -- 1.5%
  156,209     Eutelsat Communications                    $  4,153,396
   13,650     Nippon Television Network Corp.               1,295,869
                                                         ------------
                                                         $  5,449,265
---------------------------------------------------------------------
              Movies & Entertainment -- 1.5%
  166,332     Vivendi SA*                                $  5,206,333
                                                         ------------
              Total Media                                $ 10,655,598
---------------------------------------------------------------------
              FOOD & DRUG RETAILING -- 0.6%
              Food Retail -- 0.6%
   49,100     FamilyMart Co., Ltd.*                      $  2,076,013
                                                         ------------
              Total Food & Drug Retailing                $  2,076,013
---------------------------------------------------------------------
              FOOD, BEVERAGE & TOBACCO -- 4.3%
              Agricultural Products -- 1.6%
6,744,000     Chaoda Modern Agriculture, Ltd.*           $  5,657,847
---------------------------------------------------------------------
              Brewers -- 1.8%
  110,624     Inbev NV*                                  $  6,531,856
---------------------------------------------------------------------
              Packaged Foods & Meats -- 0.9%
  156,848     Koninklijke Wessanen NV                    $  1,406,700
  115,000     Nippon Meat Packers, Inc.*                    1,747,035
                                                         ------------
                                                         $  3,153,735
                                                         ------------
              Total Food, Beverage & Tobacco             $ 15,343,438
---------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 1.4%
              Health Care Services -- 1.4%
   98,536     Fresenius Medical Care AG                  $  5,074,575
                                                         ------------
              Total Health Care Equipment & Services     $  5,074,575
---------------------------------------------------------------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 6.2%
              Pharmaceuticals -- 6.2%
   72,300     Hisamitsu Pharmaceutical Co.*              $  3,138,699
  121,306     Novartis AG*                                  6,346,367
   38,786     Roche Holdings AG                             6,047,575
   96,209     Sanofi-Aventis SA*                            6,325,529
                                                         ------------
                                                         $ 21,858,170
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 21,858,170
---------------------------------------------------------------------
              BANKS -- 12.3%
              Diversified Banks -- 12.3%
  820,214     Banco Santander Central Hispano SA         $ 12,419,143
  123,935     BNP Paribas SA*                              11,917,257
3,312,000     Boc Hong Kong Holdings, Ltd.                  5,899,770
  815,222     HSBC Holding Plc                             13,202,041
                                                         ------------
                                                         $ 43,438,211
                                                         ------------
              Total Banks                                $ 43,438,211
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
           Pioneer International Equity Fund | Semiannual Report | 9/30/08    19

-----------------------------------------------------------------------------
 Shares                                                            Value
              DIVERSIFIED FINANCIALS -- 1.2%
              Asset Management & Custody Banks -- 0.9%
  533,227     Man Group Plc                                      $  3,271,719
-----------------------------------------------------------------------------
              Consumer Finance -- 0.3%
   80,650     Takefuji Corp.                                     $  1,036,637
                                                                 ------------
              Total Diversified Financials                       $  4,308,356
-----------------------------------------------------------------------------
              INSURANCE -- 7.1%
              Life & Health Insurance -- 1.9%
  741,317     Aegon NV                                           $  6,626,850
-----------------------------------------------------------------------------
              Multi-Line Insurance -- 3.4%
   52,215     Allianz AG                                         $  7,183,050
  560,041     Aviva Plc                                             4,870,795
                                                                 ------------
                                                                 $ 12,053,845
-----------------------------------------------------------------------------
              Reinsurance -- 1.8%
   23,866     Muenchener Rueckversicherungs Gesellschaft AG*     $  3,603,902
   50,441     Swiss Reinsurance, Ltd.                               2,817,729
                                                                 ------------
                                                                 $  6,421,631
                                                                 ------------
              Total Insurance                                    $ 25,102,326
-----------------------------------------------------------------------------
              REAL ESTATE -- 2.2%
              Diversified Real Estate Activities -- 2.2%
6,982,000     Allgreen Properties, Ltd.*                         $  3,121,907
1,071,000     Henderson Land Development Co., Ltd.                  4,776,573
                                                                 ------------
                                                                 $  7,898,480
                                                                 ------------
              Total Real Estate                                  $  7,898,480
-----------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 5.6%
              Communications Equipment -- 1.1%
  419,410     Ericsson LM Tel Co.*                               $  3,954,575
-----------------------------------------------------------------------------
              Computer Hardware -- 1.0%
  208,000     Fujitsu, Ltd.                                      $  1,162,023
  549,000     NEC Corp.                                             2,328,143
                                                                 ------------
                                                                 $  3,490,166
-----------------------------------------------------------------------------
              Computer Storage & Peripherals -- 0.6%
   90,800     Seiko Epson Corp.                                  $  2,094,567
-----------------------------------------------------------------------------
              Electronic Equipment & Instruments -- 1.8%
  438,000     Hitachi, Ltd.                                      $  3,012,201
  102,700     Omron Corp.                                           1,577,689
  177,000     Taiyo Yuden Co., Ltd.                                 1,748,961
                                                                 ------------
                                                                 $  6,338,851
-----------------------------------------------------------------------------
              Office Electronics -- 1.1%
   48,551     Canon, Inc.*                                       $  1,815,265
  148,000     Ricoh Co.                                             2,057,919
                                                                 ------------
                                                                 $  3,873,184
                                                                 ------------
              Total Technology Hardware & Equipment              $ 19,751,343
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
20    Pioneer International Equity Fund | Semiannual Report | 9/30/08

------------------------------------------------------------------
 Shares                                               Value
------------------------------------------------------------------
             SEMICONDUCTORS -- 1.1%
368,639      ST Microelectronics NV                   $  3,746,650
                                                      ------------
             Total Semiconductors                     $  3,746,650
------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 4.1%
             Integrated Telecom Services -- 3.2%
200,579      Deutsche Telekom AG*                     $  3,078,859
    486      Nippon Telegraph & Telephone Corp.          2,164,826
244,639      Telefonica SA                               5,849,648
                                                      ------------
                                                      $ 11,093,333
------------------------------------------------------------------
             Wireless Telecommunication Services -- 0.9%
    336      KDDI Corp.*                              $  1,882,038
  8,035      SK Telecom Co., Ltd.*                       1,367,326
                                                      ------------
                                                      $  3,249,364
                                                      ------------
             Total Telecommunication Services         $ 14,342,697
------------------------------------------------------------------
             UTILITIES -- 2.5%
             Electric Utilities -- 1.7%
118,506      E.On AG*                                 $  6,057,018
------------------------------------------------------------------
             Gas Utilities -- 0.8%
781,000      Osaka Gas Co., Ltd.                      $  2,674,170
                                                      ------------
             Total Utilities                          $  8,731,188
------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $382,001,960)                      $332,030,878
------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 95.0%
             (Cost $385,879,916) (a)                  $335,203,936
------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- 5.0%     $ 17,498,022
------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%               $352,701,958
------------------------------------------------------------------

*        Non-income producing security.


(A.D.R.) American Depositary Receipt.


(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $390,492,545 was as follows:

          Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                     $  1,715,702
          Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                      (57,004,311)
                                                                          ------------
       Net unrealized loss                                               $(55,288,609)
                                                                          ------------



The accompanying notes are an integral part of these financial statements.
           Pioneer International Equity Fund | Semiannual Report | 9/30/08    21

(b) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan                                     24.5%
 Germany                                   12.5
 France                                    11.6
 United Kingdom                            11.0
 Netherlands                                7.0
 Spain                                      6.4
 Switzerland                                4.5
 Hong Kong                                  4.0
 Singapore                                  3.4
 Austria                                    2.5
 Bermuda                                    2.4
 Belgium                                    1.9
 People's Republic of China                 1.7
 Italy                                      1.6
 Sweden                                     1.5
 Russia                                     1.0
 Other (individually less than 1%)          2.5
-----------------------------------------------
                                          100.0%
================================================

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2008 aggregated $594,148,185, and $557,732,228, respectively.


FAS 157 Footnote Disclosures


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:



-----------------------------------------------------------------------------------
                                                                          Other
                                                     Investments in     Financial
 Valuation Inputs                                      Securities      Instruments*
-----------------------------------------------------------------------------------
 Level 1 - Quoted Prices                              $          0       $ (511,942)
 Level 2 - Other Significant Observable Inputs         335,203,936         (302,863)
 Level 3 - Significant Unobservable Inputs                       -                -
-----------------------------------------------------------------------------------
 Total                                                $335,203,936       $ (814,805)
====================================================================================


The accompanying notes are an integral part of these financial statements.
22    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Statement of Assets and Liabilities | 9/30/08 (unaudited)


ASSETS:
  Investment in securities, at value (cost $385,879,916)                 $335,203,936
  Cash                                                                     18,002,708
  Futures Collateral                                                          506,632
  Receivables --
   Investment securities sold                                              33,056,687
   Fund shares sold                                                           192,886
   Variation margin                                                           131,879
   Dividends, interest and foreign taxes withheld                           1,050,434
   Due from Pioneer Investment Management, Inc.                                21,484
  Other                                                                     1,133,569
-------------------------------------------------------------------------------------
     Total assets                                                        $389,300,215
=====================================================================================
LIABILITIES:
Foreign Currencies, at value (cost $11,830)                              $     20,856
  Payables --
   Investment securities purchased                                         35,941,300
   Fund shares repurchased                                                    195,777
   Forward foreign currency settlement contracts, net                          31,120
   Forward foreign currency portfolio hedge contracts, open-net               250,887
  Due to affiliates                                                            47,532
  Accrued expenses                                                            110,785
--------------------------------------------------------------------------------------
     Total liabilities                                                   $ 36,598,257
=====================================================================================
NET ASSETS:
  Paid-in capital                                                        $423,686,369
  Undistributed net investment income                                       6,365,586
  Accumulated net realized loss on investments, foreign currency
   transactions and futures contracts                                     (25,902,119)
  Net unrealized loss on investments                                      (50,675,980)
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                  (259,956)
  Net unrealized loss on futures contracts                                   (511,942)
--------------------------------------------------------------------------------------
     Total net assets                                                    $352,701,958
=====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $49,435,433/2,773,889 shares)                        $      17.82
  Class B (based on $12,187,429/765,843 shares)                          $      15.91
  Class C (based on $9,632,886/614,255 shares)                           $      15.68
  Class Y (based on $281,446,210/15,582,766 shares)                      $      18.06
MAXIMUM OFFERING PRICE:
  Class A ($17.82 [divided by] 94.25%)                                   $      18.91
--------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
           Pioneer International Equity Fund | Semiannual Report | 9/30/08    23

Statement of Operations (unaudited)

For the Six Months Ended 9/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,012,476)     $   7,637,794
  Interest                                                        1,176,308
  Income from securities loaned, net                                367,189
-------------------------------------------------------------------------------------------
     Total investment income                                                  $   9,181,291
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $   1,730,396
  Transfer agent fees and expenses
   Class A                                                          139,057
   Class B                                                           38,962
   Class C                                                           27,166
   Class Y                                                              563
  Distribution fees
   Class A                                                           80,011
   Class B                                                           84,635
   Class C                                                           64,000
  Administrative fees                                                45,805
  Custodian fees                                                     88,797
  Registration fees                                                  27,806
  Professional fees                                                  46,760
  Printing expense                                                   23,191
  Fees and expenses of nonaffiliated trustees                         6,166
  Miscellaneous                                                      41,336
-------------------------------------------------------------------------------------------
     Total expenses                                                           $   2,444,651
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                  (77,997)
     Less fees paid indirectly                                                       (2,677)
-------------------------------------------------------------------------------------------
     Net expenses                                                             $   2,363,977
-------------------------------------------------------------------------------------------
       Net investment income                                                  $   6,817,314
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                $ (28,902,074)
   Futures contracts                                                101,948
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies               (2,567,380)  $ (31,367,506)
-------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                $ (72,590,381)
   Futures contracts                                               (511,942)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 (300,803)  $ (73,403,126)
-------------------------------------------------------------------------------------------
  Net loss on investments, futures contracts and foreign
   currency transactions                                                      $(104,770,632)
-------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                        $ (97,953,318)
-------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.
24    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Statements of Changes in Net Assets

For the Six Months Ended 9/30/08 and the Year Ended 3/31/08, respectively



                                                                     Six Months
                                                                     Ended
                                                                     9/30/08            Year Ended
                                                                     (unaudited)        3/31/08
FROM OPERATIONS:
Net investment income                                                $  6,817,314       $  4,714,752
Net realized gain (loss) on investments, futures contracts and
  foreign currency transactions                                       (31,367,506)        19,673,756
Change in net unrealized loss on investments, futures contracts
  and foreign currency transactions                                   (73,403,126)       (64,462,726)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations              $(97,953,318)      $(40,074,218)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.15 per share, respectively)                 $         --       $   (581,211)
   Class B ($0.00 and $0.01 per share, respectively)                           --             (8,021)
   Class C ($0.00 and $0.001per share, respectively)                           --             (4,770)
   Class Y ($0.00 and $0.24 per share, respectively)                           --         (3,352,097)
Net realized gain:                                                             --
   Class A ($0.00 and $2.29 per share, respectively)                           --         (6,151,415)
   Class B ($0.00 and $2.29 per share, respectively)                           --         (1,674,793)
   Class C ($0.00 and $2.29 per share, respectively)                           --         (1,291,249)
   Class Y ($0.00 and $2.29 per share, respectively)                           --        (18,941,558)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $         --       $(32,005,114)
=====================================================================================================
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $ 91,469,041       $ 48,151,858
Shares issued in reorganization                                                          334,635,383
Reinvestment of distributions                                                  --         29,273,080
Cost of shares repurchased                                            (44,003,041)      (162,932,717)
-----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from
     Fund share transactions                                         $ 47,466,000       $249,127,604
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets                              $(50,487,318)      $177,048,272
NET ASSETS:
Beginning of period                                                   403,189,276        226,141,004
-----------------------------------------------------------------------------------------------------
End of period                                                        $352,701,958       $403,189,276
-----------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $  6,365,586       $   (451,728)
-----------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
           Pioneer International Equity Fund | Semiannual Report | 9/30/08    25

                                    9/08              9/08              3/08              3/08
                                    Shares            Amount            Shares            Amount
                                    (unaudited)       (unaudited)
Class A
Shares sold                               238,309     $ 5,431,493             829,530     $ 21,841,675
Shares issued in reorganization                                             1,624,117       43,298,972
Reinvestment of distributions                  --              --             246,958        6,493,680
Less shares repurchased                  (379,152)     (8,348,160)         (1,994,992)     (48,516,196)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (140,843)    $(2,916,667)            705,613     $ 23,118,131
=======================================================================================================
Class B
Shares sold                                41,926     $   872,637             196,048     $  4,714,739
Shares issued in reorganization                                               288,840        6,923,491
Reinvestment of distributions                  --              --              64,738        1,530,201
Less shares repurchased                  (150,210)     (2,917,992)           (394,654)      (9,106,357)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (108,284)    $(2,045,355)            154,972     $  4,062,074
=======================================================================================================
Class C
Shares sold                                79,515     $ 1,570,775             182,696     $  4,306,495
Shares issued in reorganization                                               142,096        3,356,301
Reinvestment of distributions                  --              --              52,722        1,227,453
Less shares repurchased                  (129,474)     (2,535,428)           (249,292)      (5,702,745)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (49,959)    $  (964,653)            128,222     $  3,187,504
=======================================================================================================
Class Y
Shares sold                             3,794,683     $83,594,136             655,433     $ 17,288,949
Shares issued in reorganization                                            10,436,562      281,056,619
Reinvestment of distributions                  --              --             753,708       20,021,746
Less shares repurchased                (1,284,610)    (30,201,461)         (3,934,983)     (99,607,419)
-------------------------------------------------------------------------------------------------------
   Net increase                         2,510,073     $53,392,675           7,910,720     $218,759,895
=======================================================================================================



The accompanying notes are an integral part of these financial statements.
26    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Financial Highlights

                                                                            Six Months
                                                                            Ended           Year
                                                                            9/30/08         Ended
                                                                            (unaudited)     3/31/08
Class A
Net asset value, beginning of period                                          $   23.04      $ 26.46
------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                        $    0.36      $  0.24
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                           (5.58)       (1.22)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $   (5.22)     $ (0.98)
Distributions to shareowners:
 Net investment income                                                               --        (0.15)
 Net realized gain                                                                   --        (2.29)
------------------------------------------------------------------------------------------------------
Total distributions                                                           $      --      $ (2.44)
------------------------------------------------------------------------------------------------------
Redemption fees                                                               $      --      $    --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $   (5.22)     $ (3.42)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $   17.82      $ 23.04
======================================================================================================
Total return*                                                                    (22.57)%      (4.68)%
Ratio of net expenses to average net assets+                                       1.46%**      1.51%
Ratio of net investment income to average net assets+                              3.08%**      1.06%
Portfolio turnover rate                                                             290%**       103%
Net assets, end of period (in thousands)                                      $  49,435      $67,141
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      1.66%**      1.74%
 Net investment income (loss)                                                      2.88%**      0.83%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      1.45%**      1.50%
 Net investment income                                                             3.09%**      1.07%
------------------------------------------------------------------------------------------------------

                                                                               Year            Year        Year        Year
                                                                               Ended           Ended       Ended       Ended
                                                                               3/31/07         3/31/06     3/31/05     3/31/04
Class A
Net asset value, beginning of period                                           $  24.90      $ 20.72     $  17.55     $ 11.64
------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                         $   0.17      $  0.18     $   0.09     $  0.10
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                            3.49         4.67         3.08        5.81
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                           $   3.66      $  4.85     $   3.17     $  5.91
Distributions to shareowners:
 Net investment income                                                           ( 0.20)       (0.01)          --          --
 Net realized gain                                                               ( 1.90)       (0.67)          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            $  (2.10)     $ (0.68)    $     --     $    --
------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                               $    0.00(a)   $  0.01     $     --     $    --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $    1.56      $  4.18     $   3.17     $  5.91
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $   26.46      $ 24.90     $  20.72     $ 17.55
==============================================================================================================================
Total return*                                                                     15.11%       23.93%       18.06%      50.77%
Ratio of net expenses to average net assets+                                       1.62%        1.60%        1.65%       1.75%
Ratio of net investment income to average net assets+                              0.81%        0.91%        0.52%       0.67%
Portfolio turnover rate                                                              94%         117%         124%        169%
Net assets, end of period (in thousands)                                      $  58,458      $38,277     $ 27,906     $18,345
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      1.77%        2.08%        2.57%       2.80%
 Net investment income (loss)                                                      0.66%        0.43%       (0.40)%     (0.38)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      1.60%        1.60%        1.65%       1.75%
 Net investment income                                                             0.83%        0.91%        0.52%       0.67%
------------------------------------------------------------------------------------------------------------------------------

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer International Equity Fund | Semiannual Report | 9/30/08  27


                                                                            Six Months
                                                                            Ended           Year
                                                                            9/30/08         Ended
                                                                            (unaudited)     3/31/08
Class B
Net asset value, beginning of period                                         $    20.66      $ 24.03
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                $     0.24      $  0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                           (4.99)       (1.12)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                         $    (4.75)     $ (1.07)
Distributions to shareowners:
 Net investment income                                                               --        (0.01)
 Net realized gain                                                                   --        (2.29)
------------------------------------------------------------------------------------------------------
Total Distributions                                                          $       --      $ (2.30)
------------------------------------------------------------------------------------------------------
Redemption fees                                                              $       --      $   --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                   $    (4.75)     $ (3.37)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $    15.91      $ 20.66
======================================================================================================
Total return*                                                                    (22.85)%      (5.51)%
Ratio of net expenses to average net assets+                                       2.36%**      2.39%
Ratio of net investment income (loss) to average net assets+                       2.17%**      0.26%
Portfolio turnover rate                                                             290%**       103%
Net assets, end of period (in thousands)                                     $   12,187      $18,064
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.44%**      2.53%
 Net investment income (loss)                                                      2.09%**      0.12%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.35%**      2.38%
 Net investment income (loss)                                                      2.18%**      0.27%
-----------------------------------------------------------------------------------------------------

                                                                               Year           Year        Year         Year
                                                                               Ended          Ended       Ended        Ended
                                                                               3/31/07        3/31/06     3/31/05      3/31/04
Class B
Net asset value, beginning of period                                          $   22.82       $ 19.20     $ 16.41      $ 10.99
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $   (0.01)      $  0.01     $ (0.06)     $ (0.03)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                            3.12          4.27        2.85         5.45
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $    3.11       $  4.28     $  2.79      $  5.42
Distributions to shareowners:
 Net investment income
 Net realized gain                                                                (1.90)        (0.67)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           $   (1.90)      $ (0.67)    $    --      $    --
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                               $    0.00(a)    $  0.01     $    --      $    --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $    1.21       $  3.62     $  2.79      $  5.42
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $   24.03       $ 22.82     $ 19.20      $ 16.41
================================================================================================================================
Total return*                                                                     14.04%        22.85%      17.00%       49.32%
Ratio of net expenses to average net assets+                                       2.52%         2.50%       2.54%        2.66%
Ratio of net investment income (loss) to average net assets+                      (0.03)%        0.05%      (0.37)%      (0.23)%
Portfolio turnover rate                                                              94%          117%        124%         169%
Net assets, end of period (in thousands)                                      $  17,284       $15,278     $12,632      $ 8,575
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.56%         2.91%       3.42%        3.70%
 Net investment income (loss)                                                     (0.07)%       (0.36)%     (1.25)%      (1.27)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.50%         2.50%       2.53%        2.65%
 Net investment income (loss)                                                     (0.01)%        0.05%      (0.36)%      (0.22)%
--------------------------------------------------------------------------------------------------------------------------------

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28  Pioneer International Equity Fund | Semiannual Report | 9/30/08

                                                                             Six Months
                                                                             Ended            Year
                                                                             9/30/08         Ended
                                                                             (unaudited)     3/31/08
Class C
Net asset value, beginning of period                                          $   20.36      $  23.70
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $    0.23      $   0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                           (4.91)        (1.09)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $   (4.68)     $  (1.04)
Distributions to shareowners:
 Net investment income                                                               --         (0.01)
 Net realized gain                                                                   --         (2.29)
-------------------------------------------------------------------------------------------------------
Total distributions                                                           $      --      $  (2.30)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                               $      --      $     --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $   (4.68)     $  (3.34)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $   15.68      $  20.36
=======================================================================================================
Total return*                                                                    (22.89)%       (5.46)%
Ratio of net expenses to average net assets+                                       2.36%**       2.38%
Ratio of net investment income (loss) to average net assets+                       2.20%**       0.26%
Portfolio turnover rate                                                             290%**        103%
Net assets, end of period (in thousands)                                      $   9,633      $ 13,527
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.41%**       2.46%
 Net investment income (loss)                                                      2.15%**       0.18%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.35%**       2.37%
 Net investment income (loss)                                                      2.21%**       0.27%
-------------------------------------------------------------------------------------------------------

                                                                             Year          Year          Year        Year
                                                                             Ended         Ended         Ended       Ended
                                                                             3/31/07       3/31/06       3/31/05     3/31/04
Class C
Net asset value, beginning of period                                          $ 22.56       $ 18.99       $ 16.21     $ 10.89
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $ (0.02)      $    --(a)    $ (0.04)    $ (0.07)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                          3.10          4.23          2.82        5.39
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $  3.08       $  4.23       $  2.78     $  5.32
Distributions to shareowners:
 Net investment income                                                          (0.04)           --            --          --
 Net realized gain                                                              (1.90)       ( 0.67)           --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           $ (1.94)      $ (0.67)      $    --     $    --
------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                               $    --(a)    $  0.01       $    --     $    --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $  1.14       $  3.57       $  2.78     $  5.32
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 23.70       $ 22.56       $ 18.99     $ 16.21
===============================================================================================================================
Total return*                                                                   14.08%        22.84%        17.15%      48.85%
Ratio of net expenses to average net assets+                                     2.52%         2.50%         2.45%       3.02%
Ratio of net investment income (loss) to average net assets+                    (0.06)%        0.02%        (0.26)%    ( 0.64)%
Portfolio turnover rate                                                            94%          117%          124%        169%
Net assets, end of period (in thousands)                                      $12,705       $ 9,375       $ 6,925     $ 3,652
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    2.52%         2.80%         3.30%       4.03%
 Net investment income (loss)                                                   (0.06)%       (0.28)%       (1.11)%     (1.65)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                    2.50%         2.50%         2.44%       3.02%
 Net investment income (loss)                                                   (0.04)%        0.02%        (0.25)%     (0.64)%
------------------------------------------------------------------------------------------------------------------------------

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer International Equity Fund | Semiannual Report | 9/30/08  29

                                                                                            Six Months
                                                                                            Ended             Year
                                                                                            9/30/08           Ended
                                                                                            (unaudited)       3/31/08
Class Y
Net asset value, beginning of period                                                         $    23.29       $  26.67
-------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                       $     0.36       $   0.26
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (5.59)         (1.11)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $    (5.23)      $  (0.85)
Distributions to shareowners:
 Net investment income                                                                               --          (0.24)
 Net realized gain                                                                                   --          (2.29)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          $       --       $  (2.53)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $    (5.23)      $  (3.38)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $    18.06        $ 23.29
=========================================================================================================================
Total return*                                                                                    (22.37)%        (4.15)%
Ratio of net expenses to average net assets+                                                       0.99%**        1.04%
Ratio of net investment income to average net assets+                                              3.51%**        1.41%
Portfolio turnover rate                                                                             290%**         103%
Net assets, end of period (in thousands)                                                     $  281,446       $304,458
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                      0.99%**        1.11%
 Net investment income                                                                             3.51%**        1.34%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      0.99%**        1.04%
 Net investment income                                                                             3.51%**        1.41%
-------------------------------------------------------------------------------------------------------------------------

                                                                                           Year        Year
                                                                                           Ended       Ended       8/11/04 (a)
                                                                                           3/31/07     3/31/06     to 3/31/05
Class Y
Net asset value, beginning of period                                                        $  25.05    $  20.83     $  17.40
---------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                      $   0.27    $   0.15     $   0.06
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       3.56        4.87         3.37
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $   3.83    $   5.02     $   3.43
Distributions to shareowners:
 Net investment income                                                                         (0.31)      (0.13)          --
 Net realized gain                                                                             (1.90)      (0.67)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                         $  (2.21)   $  (0.80)    $     --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $   1.62    $   4.22     $   3.43
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $  26.67    $  25.05     $  20.83
=================================================================================================================================
Total return*                                                                                  15.72%      24.65%       19.71%(b)
Ratio of net expenses to average net assets+                                                    1.04%       1.06%        0.87%**
Ratio of net investment income to average net assets+                                           1.32%       1.09%        1.20%**
Portfolio turnover rate                                                                           94%        117%         124%
Net assets, end of period (in thousands)                                                    $137,695    $100,225    $  12,627
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.04%       1.21%        1.56%**
 Net investment income                                                                          1.32%       0.94%        0.51%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.04%       1.06%        0.87%**
 Net investment income                                                                          1.32%       1.09%        1.20%**
---------------------------------------------------------------------------------------------------------------------------------

(a) Class Y shares were first publicly offered on August 11, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer International Equity Fund | Semiannual Report | 9/30/08

Notes to Financial Statements | 9/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer International Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares -- Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses (unaudited) contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    31

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of


32    Pioneer International Equity Fund | Semiannual Report | 9/30/08
   changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the year ended September 30, 2008, the Fund paid no such taxes.

   In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2008, the Fund did not have a reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    33

   The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended March 31, 2008 was as follows:



----------------------------------------------
                                  3/31/2008
----------------------------------------------
Distributions paid from:
Ordinary income                    $ 9,206,322
Long-term capital gain              22,798,792
----------------------------------------------
  Total                            $32,005,114
===============================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market on forward foreign currency contracts.


E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned $10,359 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2008.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.


34    Pioneer International Equity Fund | Semiannual Report | 9/30/08

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


H. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At November 30, 2008 there were no open futures contracts.


I. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments. Securities lending collateral is managed by Credit Suisse.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    35

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended September 30, 2008, the net management fee was equivalent to 0.85% of the Fund's average net assets.

Effective September 21, 2007, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.45%, 2.35%, and 2.35% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2010 for Class A shares and through August 1, 2009 for Class B and Class C shares.

Prior to September 21, 2007, PIM had agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.60%, 2.50%, and 2.50% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,192 in management fees, administrative costs and certain other services payable to PIM at September 30, 2008.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $38,423 in transfer agent fees payable to PIMSS at September 30, 2008.


4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution


36    Pioneer International Equity Fund | Semiannual Report | 9/30/08
services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $917 in distribution fees payable to PFD at September 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Class Y shares are not subject to a CDSC. Proceeds from the CDSCs are paid to PFD. For the six months ended September 30, 2008, CDSCs in the amount of $14,312 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2008, the Fund's expenses were reduced by $2,677 under such arrangements.


6. Forward Foreign Currency Contracts

At September 30, 2008, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open portfolio hedges at September 30, 2008 were as follows:


-------------------------------------------------------------------------------------------------------------
                           Net                                                                   Net
                          Contracts to        In Exchange       Settlement                      Unrealized
 Currency                 (deliver)/receive   For               Date           Value            Gain (loss)
-------------------------------------------------------------------------------------------------------------
 AUD
  (Australian
  Dollar)                  29,125,982         $  23,255,640     1/21/09         $  22,887,022     $ (368,618)
 EUR
  (Euro)                   (8,792,534)        $ (12,556,617)    1/21/09         $ (12,424,070)    $  132,547
 GBP
  (Great Britain Pound)    17,359,979         $  30,822,917     1/21/09         $  30,896,665     $   73,748
 HKD
  (Hong Kong Dollar)     -183,431,600           -23,574,296     1/21/09           -23,662,860     $  (88,564)
-------------------------------------------------------------------------------------------------------------
                                                                                                  $ (250,887)
=============================================================================================================

Also, the Fund's gross forward currency settlement contracts receivable and payable were $2,363,148 and $2,394,268, respectively, resulting in a net payable of $31,120.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    37

7. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 2008, the Fund had no borrowings under this agreement.


8. Merger Information

On September 18, 2007, beneficial owners of Pioneer International Core Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 21, 2007 ("Closing Date"), by exchanging all of Pioneer International Core Equity Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer International Equity Fund's shares, based on Pioneer International Equity Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:


------------------------------------------------------------------------------------------------------------
                          Pioneer International       Pioneer International Core       Pioneer International
                          Equity Fund                 Equity Fund                      Equity Fund
                          (Pre-Reorganization)        (Pre-Reorganization)             (Post-Reorganization)
------------------------------------------------------------------------------------------------------------
 Net Assets
 Class A                   $  60,970,667                  $  43,298,972                 $ 104,269,639
 Class B                   $  15,902,972                  $   6,923,491                 $  22,826,463
 Class C                   $  12,703,883                  $   3,356,301                 $  16,060,184
 Class Y                   $ 148,302,270                  $ 281,056,619                 $ 429,358,889
 Total Net
  Assets                   $ 237,879,792                  $ 334,635,383                 $ 572,515,175
 Shares
  Outstanding
 Class A                       2,287,079                      4,138,176                     3,911,196
 Class B                         663,477                        697,853                       952,317
 Class C                         537,919                        337,272                       680,015
 Class Y                       5,506,598                     26,712,213                    15,943,160
 Shares
  Issued in
  Reorganization
 Class A                                                                                    1,624,117
 Class B                                                                                      288,840
 Class C                                                                                      142,096
 Class Y                                                                                   10,436,562

38    Pioneer International Equity Fund | Semiannual Report | 9/30/08

                                    Unrealized          Accumulated
                                    Appreciation on     Gain on
                                    Closing Date        Closing Date
 Pioneer International Core
   Equity Fund                    $55,347,539         $88,766,825
--------------------------------------------------------------------

9. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    39

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:


                           For                   Withhold             Abstain           Broker Non-Votes
 Proposal 1 -- To elect
 Trustees
  John F. Cogan, Jr.       16,992,896.393           91,355.983          675.393               0.000
  Daniel K. Kingsbury      16,997,570.273           87,023.983          333.513               0.000
  David R. Bock            16,997,228.393           87,023.983          675.393               0.000
  Mary K. Bush             16,991,583.805           93,010.451          333.513               0.000
  Benjamin M. Friedman     16,996,981.956           87,612.300          333.513               0.000
  Margaret B.W. Graham     16,991,900.893           92,693.363          333.513               0.000
  Thomas J. Perna          16,996,835.474           87,758.782          333.513               0.000
  Marguerite A. Piret      16,991,900.893           92,693.363          333.513               0.000
  Stephen K. West          16,996,911.305           87,341.071          675.393               0.000
  John Winthrop            16,997,228.393           87,023.983          675.393               0.000



                                 For                   Against              Abstain           Broker Non-Votes
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust           16,275,133.383         104,189.538            60,034.848         645,570.000


                                    For                   Against              Abstain           Broker Non-Votes
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                              16,289,020.722         94,924.662            55,412.385         645,570.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                       16,288,687.517         95,598.867            55,071.385         645,570.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending         16,277,675.747         99,391.889            62,290.133         645,570.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                  16,283,741.648         93,384.736            62,231.385         645,570.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate     16,299,536.442         80,314.372            59,506.954         645,570.000
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                        16,278,271.034         93,215.529            67,871.206         645,570.000

40    Pioneer International Equity Fund | Semiannual Report | 9/30/08

                                  For                 Against             Abstain           Broker Non-Votes
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                   16,294,004.202         76,333.856           69,019.711         645,570.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification.                16,309,641.808         71,931.006           57,784.954         645,570.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                      7,477,566.183      8,893,084.260           68,707.326         645,570.000


                                   For                   Against              Abstain           Broker Non-Votes
 Proposal 3O -- To approve
 changes to the Funds
 fundamental investment
 policies relating to pledging
 or guaranteeing assets.          16,260,920.703        122,611.216             55,825.850         645,570.000
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                         16,326,189.902         47,723.155             65,444.713         645,570.000
 Proposal 5 -- To approve a
 policy allowing the
 appointment of unaffiliated
 sub-advisors and
 amendments to sub-
 advisory agreements without
 shareholder approval.            16,202,302.411        152,475.477             84,579.880         645,570.000


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    41

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


42    Pioneer International Equity Fund | Semiannual Report | 9/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    43
ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.


44    Pioneer International Equity Fund | Semiannual Report | 9/30/08

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


           Pioneer International Equity Fund | Semiannual Report | 9/30/08    45

Trustees, Officers and Service Providers

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham                         Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


46    Pioneer International Equity Fund | Semiannual Report | 9/30/08

                           This page for your notes.

           Pioneer International Equity Fund | Semiannual Report | 9/30/08    47

                           This page for your notes.

48    Pioneer International Equity Fund | Semiannual Report | 9/30/08

                           This page for your notes.

           Pioneer International Equity Fund | Semiannual Report | 9/30/08    49

                           This page for your notes.

50    Pioneer International Equity Fund | Semiannual Report | 9/30/08

                           This page for your notes.

           Pioneer International Equity Fund | Semiannual Report | 9/30/08    51

                           This page for your notes.

52    Pioneer International Equity Fund | Semiannual Report | 9/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2008 Pioneer Investments 19433-02-1108



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.